CONCENTRATION OF CREDIT AND MARKET RISK	12 Months Ended
Dec. 31, 2021
Mother Earth's Storehouse, Inc. [Member]
CONCENTRATION OF CREDIT AND MARKET RISK

NOTE 3 – CONCENTRATION OF CREDIT AND MARKET RISK

Financial instruments that potentially expose the Company to concentration of credit and market risk consist primarily of cash equivalents and a note receivable. Cash is maintained at Federal Deposit Insurance Corporation insured financial institutions and credit exposure is limited to any one institution. As of December 31, 2021, cash and cash equivalents were in excess of FDIC insurance coverage by approximately $2,210,000.

The Company has a concentration with two of its vendors related to the purchase of inventory. Approximately 29% and 21% of purchases were made with these vendors during the year ended December 31, 2021. Approximately 31% and 21% of purchases were made with these vendors during the year ended December 31, 2020.

Accounts payable consists of balances due to vendors for inventory the Company sells in its stores as well as services rendered to the Company on or before the year-end which have not been paid as of the year-end. At December 31, 2021 and 2020, one vendor represented 58% and 50% of accounts payable, respectively.

As mentioned in Note 1, the Company has 2 store locations in Kingston and Saugerties, New York. Because of this, there is a concentration of market risk as the Company is reliant upon the continued support of customers in the Kingston and Saugerties, New York communities and surrounding areas.

The Company’s note receivable is due from one entity and is uncollateralized. The Company expects to collect this note in full during 2022.

Greens Natural Foods, Inc. [Member]
CONCENTRATION OF CREDIT AND MARKET RISK

NOTE 3 – CONCENTRATION OF CREDIT AND MARKET RISK

Financial instruments that potentially expose the Company to concentration of credit and market risk consist primarily of cash equivalents and receivables. Cash is maintained at Federal Deposit Insurance Corporation insured financial institutions and credit exposure is limited to any one institution. As of December 31, 2021, cash and cash equivalents were in excess of FDIC insurance coverage by approximately $219,600.

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its receivables and establishes an allowance for doubtful accounts, based on a history of past write-offs, collections, and current credit conditions. Accounts are written off as uncollectible at the time management determines that collections are unlikely. Accounts receivable are un-collateralized.

The Company has a concentration with two of its vendors, UNFI and Albert’s Organics, related to the purchase of inventory. Approximately 48% and 37% of purchases respectively were made with these vendors during the year ended December 31, 2021.

Accounts payable consists of balances due to vendors for inventory the Company sells in its stores as well as services rendered to the Company on or before the year-end which have not been paid as of the year-end. At December 31, 2021, vendor Albert’s Organics represented 10.5% and vendor UNFI represented 24.2% of accounts payable.